UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5299

T. Rowe Price Science & Technology Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.8%
HARDWARE 13.7%
Consumer Electronics 2.2%
Apple (1)	400,000	57,400
		57,400
Enterprise Hardware 9.0%
Dell (1)	3,500,000	69,720
Delta Electronics (TWD)	5,000,000	14,822
EMC (1)	1,700,000	24,378
Hewlett-Packard	750,000	34,245
NetApp (1)	3,150,000	63,157
Palm (1)	3,000,000	15,000
QLogic (1)	1,000,000	15,350
		236,672
Supply Chain/Electronic Manufacturing 2.5%
Foxconn (HKD) (1)	12,000,000	16,341
Hon Hai Precision (TWD)	4,000,000	22,970
Tyco Electronics	750,000	25,740
		65,051

Total Hardware		359,123
IT SERVICES 5.9%
IT Services 5.9%
Accenture, Class A	1,250,000	43,962
Cognizant Technology Solutions (1)	400,000	11,532
HCL Technologies (INR)	906,227	5,749
Infosys Technologies (INR)	1,000,000	35,863
Saic (1)	500,000	9,295
Satyam Computer Services (INR)	2,500,000	24,704
Tata Consultancy (INR)	1,200,000	23,980
Total IT Services		155,085
MEDIA 8.1%
Gaming 0.6%
International Game Technology	400,000	16,084
		16,084
Internet 7.0%
eBay (1)	1,500,000	44,760
Google, Class A (1)	190,000	83,689
Monster Worldwide (1)	900,000	21,789
Yahoo! (1)(2)	1,200,000	34,716
		184,954
Media & Entertainment 0.5%
DreamWorks Animation, Class A (1)	500,000	12,890
		12,890
Total Media		213,928
SEMICONDUCTORS 25.0%
Analog Semiconductors 8.0%
Analog Devices	2,850,000	84,132
Maxim Integrated Products	3,500,000	71,365
National Semiconductor	3,000,000	54,960
		210,457
Digital Semiconductors 16.5%
Advanced Micro Devices (1)	2,000,000	11,780
Altera	5,500,000	101,365
Broadcom, Class A (1)	4,000,000	77,080
Marvell Technology Group (1)	6,650,000	72,352
Microchip Technology	1,750,000	57,278
PMC-Sierra (1)	6,000,000	34,200
Xilinx	3,350,000	79,562
		433,617
Semiconductor Capital Equipment 0.5%
ASML Holding, ADR	500,000	12,405
		12,405
Total Semiconductors		656,479
SOFTWARE 16.8%
Applications Software 2.1%
Adobe Systems (1)	500,000	17,795
Digital River (1)	500,000	15,485
Salesforce.com (1)	400,000	23,148
		56,428
Consumer Software 8.7%
Electronic Arts (1)	2,600,000	129,792
Nintendo (JPY)	155,000	80,151
Take-Two Interactive Software (1)	700,000	17,864
		227,807
Infrastructure Software 4.3%
Microsoft	2,000,000	56,760
Red Hat (1)	3,000,000	55,170
		111,930
Systems Software 0.3%
Cogent (1)	750,000	7,073
		7,073
Technical Software 1.4%
Autodesk (1)	1,200,000	37,776
		37,776
Total Software		441,014
TELECOM EQUIPMENT 20.5%
Wireless Equipment 4.9%
PowerShares QQQ Nasdaq 100	500,000	21,860
QUALCOMM	2,578,317	105,711
		127,571
Wireline Equipment 15.6%
Acme Packet (1)	750,000	5,992
Alcatel-Lucent, ADR	1,300,000	7,488
BigBand Networks (1)	1,200,000	6,876
Ciena (1)	1,000,000	30,830
Cisco Systems (1)	6,600,000	158,994
Corning	3,250,000	78,130
Finisar (1)	8,000,000	10,240
JDS Uniphase (1)	1,400,000	18,746
Juniper Networks (1)	3,750,000	93,750
		411,046
Total Telecom Equipment		538,617
TELECOM SERVICES 1.4%
Wireless - Domestic 1.4%
American Tower Systems, Class A (1)	500,000	19,605
Crown Castle International (1)	500,000	17,245
Total Telecom Services		36,850

Total Miscellaneous Common Stocks 4.4% (3)		115,118

Total Common Stocks (Cost $3,109,121)		2,516,214

CONVERTIBLE BONDS 0.5%

Total Miscellaneous Convertible Bonds (Cost $19,612) (3)		14,412
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Government Reserve Investment Fund, 1.35% (4)(5)	111,709,361	111,709
Total Short-Term Investments (Cost $111,709)		111,709
Total Investments in Securities
100.6% of Net Assets (Cost $3,240,442)		$2,642,335

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at March 31,
2008.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depository Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	Taiwan Dollar

OPTIONS WRITTEN 0.0%
Yahoo, Call, 7/19/08 @ $32.50 (1)	(250,000)	(166)
Total Options Written (Cost $(353))		(166)

(5) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price
Government Reserve
Investment Fund, 1.35%	¤	¤		$ 818	$111,709	$ 274,959

Totals				$ 818	$111,709	$ 274,959

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$111,709
Dividend income		818
Interest income			-
Investment income		$818
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$2,187,819,000	$0
Level 2 – significant other observable inputs	454,516,000	338,000
Level 3 – significant unobservable inputs	0	0
Total	$2,642,335,000	$338,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Options

The fund may invest in call and put options that give the holder the right to purchase and sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $3,240,442,000. Net unrealized loss aggregated $597,926,000 at period-end, of which $44,644,000 related to appreciated investments and $642,570,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008